Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Mar. 31, 2022 - Currency risk [Member]	USD ($)	CAD ($)	CHF (SFr)	SEK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 2,906,380
Impact of 10% variance in foreign exchange rate	264,216
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	412,234
Impact of 10% variance in foreign exchange rate		$ 29,981
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	(153,987)
Impact of 10% variance in foreign exchange rate | SFr			SFr 15,119
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	1,976,320
Impact of 10% variance in foreign exchange rate | kr				kr 19,763
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 2,930,437
Impact of 10% variance in foreign exchange rate | kr					kr 2,078